Prepayments and Other Assets, Net - Schedule of Other Receivables, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables, Net [Abstract]
Other receivables	¥ 72,979	¥ 137,811
Less: allowance for credit losses	(10,503)	(20,416)
Other receivables, net	¥ 62,476	¥ 117,395